INVESCO SECTOR FUNDS, INC.
                               INVESCO Energy Fund
                         INVESCO Financial Services Fund
                                INVESCO Gold Fund
                          INVESCO Health Sciences Fund
                              INVESCO Leisure Fund
                       INVESCO Technology Fund - Class II
                             INVESCO Utilities Fund

                  Supplement to Prospectus dated March 1, 1999


The section of the Funds' Prospectus entitled "Portfolio Managers" is amended to
(1) delete the first, fifth and sixth paragraphs and (2) substitute the following, respectively, in their place:

All of the Funds are managed by members of INVESCO's Sector Team which is co-led by William R. Keithler and John R. Schroer. The people primarily responsible for the day-to-day management of the Funds are:

ENERGY                              John S. Segner
FINANCIAL SERVICES                  Jeffrey G. Morris
GOLD                                John S. Segner
HEALTH SCIENCES                     John R. Schroer
LEISURE                             Mark Greenberg
TECHNOLOGY                          William R. Keithler
UTILITIES                           Brian B. Hayward

JEFFEREY G. MORRIS, a Chartered Financial Analyst, has been the portfolio manager of Financial Services Fund since February 1999 and was the Fund's co-manager since 1997. He is also a vice president of INVESCO. He joined INVESCO in 1992 and served as a research analyst from 1994 to 1995. Jeff received an M.S. in Finance from the University of Colorado - Denver and a B.S. in Business Administration from Colorado State University.

JOHN R. SCHROER, a Chartered Financial Analyst, leads INVESCO's Health Team and manages Health Sciences Fund. He has been the portfolio manager of Health Sciences Fund since October 1997 and was the Fund's co-manager since 1994. John also manages INVESCO VIF - Health Sciences Fund and INVESCO Global Health Sciences Fund. He is a senior vice president of INVESCO and a vice president of INVESCO Global Health Sciences Fund. He was previously an assistant vice president with Trust Company of the West. John received an M.B.A. and B.S.
from the University of Wisconsin - Madison.



The date of this Supplement is August 9, 1999.